Marketable securities - Additional Information (Details) - USD ($) $ in Millions	1 Months Ended	6 Months Ended		12 Months Ended
	Apr. 30, 2017	Dec. 31, 2018	Jul. 01, 2018	Dec. 31, 2019	Dec. 31, 2017	Jan. 01, 2018	May 01, 2017
Gain (Loss) on Securities [Line Items]
Gain on debt extinguishment		$ 0	$ 0	$ (22)	$ 19
Investment in marketable security		57		11
Archer
Gain (Loss) on Securities [Line Items]
Ownership percentage	15.70%
Gain on debt extinguishment	$ 19
Investment in marketable security	0	$ 12		$ 9
Archer | Financial Restructuring
Gain (Loss) on Securities [Line Items]
Carrying value of loan	$ 37						$ 45
Fair value | Archer | Financial Restructuring
Gain (Loss) on Securities [Line Items]
Carrying value of loan							$ 56
ASU 2016-01 - Financial Instruments
Gain (Loss) on Securities [Line Items]
Adoption of accounting standard update						$ 0
ASU 2016-01 - Financial Instruments | Accumulated other comprehensive income/(loss)
Gain (Loss) on Securities [Line Items]
Adoption of accounting standard update						(31)
ASU 2016-01 - Financial Instruments | Fair value gains
Gain (Loss) on Securities [Line Items]
Adoption of accounting standard update						$ 31